Discontinued Operations Level 4 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CCR [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales from Discontinued Operations	$ 114	$ 221
Pretax Income or Loss from Discontinued Operations	3	2
IAR [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales from Discontinued Operations	31	356
Pretax Income or Loss from Discontinued Operations	$ 6	$ 2